Interest and Finance Costs, net (Tables)	12 Months Ended
Dec. 31, 2024
Interest And Finance Costs Net
Interest and Finance Costs, net (Table)

	2024	2023	2022
Interest expense	121,574	106,727	56,673
Less: Interest capitalized	(8,273)	(4,923)	(1,219)
Interest expense, net	113,301	101,804	55,454
Interest expense on redeemable preferred shares	—	791	—
Bunker and other commodities swaps, put and call options cash settlements	(1,376)	288	(9,912)
Amortization of deferred finance costs	3,626	3,623	4,052
Bank charges	107	237	410
Discount of long-term receivables	—	—	350
Amortization of deferred gain on termination of financial instruments	(3,596)	(5,265)	(618)
Change in fair value of non-hedging financial instruments	89	(657)	517
Net total	112,151	100,821	50,253